RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 16 - RELATED PARTIES:

a.
The Company receives and provides certain services from and to Home Skinovations Ltd., a related party as part of a service agreement between them. The services include an office sublease in Israel, use of certain computer hardware and switchboard infrastructure, certain software licenses, joint purchases of employee’s welfare products and services from third parties and limited manpower services. The Chief Executive Officer of the Company is also a substantial shareholder and board member of Home Skinovations Ltd. and one of the Company’s directors, serves on the board of directors of Home Skinovations Ltd. The Company recorded expenses related to services received and provided from and to Home Skinovations Ltd. of $0, $99 and $332 for the years ended December 31, 2024, 2023 and 2022, respectively.

In addition, the balance of the accounts payable as of December 31, 2024, 2023 was $0.

In February 2022 the Company have entered into an Asset Purchase Agreement with Home Skinovations, whereby Home Skinovations Ltd. sold and assigned to the Company all of Home Skinovations Ltd.’s right, title and interest in and to Home Skinovations Ltd.’s Spa segment assets (including molds, tooling, inventory and trademarks) and further granted the Company an exclusive license to certain IP rights of Home Skinovations Ltd., all the foregoing in consideration for an aggregate amount of $497.

The Company’s subsidiary in Canada receives and provides certain services from and to a subsidiary of Home Skinovations Ltd. in Canada as part of a service agreement between them.  The services include mobile phone services, an office sublease, use of certain computer hardware and switchboard infrastructure, certain software licenses, joint purchases of employee’s welfare products and services from third parties and limited manpower services. In relation to these services received and provided, the Company recorded expenses (income) in the amount of $0, $(30) and $123 for the years ended December 31, 2024, 2023 and 2022, respectively. In addition, the balance of the accounts receivable as of December 31, 2024, 2023 was $0.

1)
The Company’s subsidiaries in North America received marketing services from SpaMedica International SRL, which was amalgamated with an affiliate company into the Company’s major shareholder BoomerangFX International SRL during 2021. Dr. Stephan Mulholland is a beneficiary owner of 100% of the Company's major shareholder BoomerangFX. The Company recorded expenses related to those services in the amount of $172 for the year ended December 31, 2021. Starting from 2022 calendar year, Dr. Stephen Mulholland provides the Company and its subsidiaries certain marketing services as an independent contractor. The Company recorded expenses related to those services in the amount of $636, $723 for the years ended December 31, 2023 and 2022, respectively.

During 2023 Dr. Stephen Mulholland ceased to be a related party.

2)
The Company receives certain investment portfolio management services from Himalaya Family Office Consulting Ltd., with respect to part of its investment portfolio. The Chief Executive Officer of the Company, is a minor shareholder and a board member of Himalaya Family Office Consulting Ltd. In relation to these services, the Company recorded expenses in the amount of $333, $193 and $100 for the years ended December 31, 2024, 2023 and 2022, respectively.

In addition, the balance of the accounts payable as of December 31, 2024 and 2023, was $27 and $86, respectively.